LOANS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	$ 731,266	$ 652,052	$ 606,766
Less: Allowance for possible loan and lease losses	(8,634)	(7,934)	(8,595)	$ (8,809)
Total net loans	722,632	644,118
Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	127,899	99,788
Non Farm, Non Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	161,009	163,461
Construction and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	51,330	50,424
Commercial Loans Secured By Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	28,091	27,937
Other Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	60,325	41,185
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	428,654	382,795	354,375
Less: Allowance for possible loan and lease losses	(7,402)	(6,719)	$ (7,359)	$ (7,528)
Consumer Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	9,914	9,536
Single Family Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	260,254	229,559
Other Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	32,444	30,162
Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	$ 302,612	$ 269,257